Revenue and Contract Balances (Details) - Schedule of revenue by service type - Leafly Holdings, Inc.[Member] - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total	$ 27,102	$ 30,959	$ 36,392	$ 30,072
Advertising [Member]
Disaggregation of Revenue [Line Items]
Total	26,832	30,813	36,036	29,763
Other services [Member]
Disaggregation of Revenue [Line Items]
Total	$ 270	$ 146	$ 356	$ 309